Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income attributable to CLPS		$ 2,434,463	$ 2,047,445	$ 1,826,112
Denominator:
Weighted average ordinary shares outstanding		11,517,123	11,290,000	11,290,000
Basic earnings per share attributable to CLPS	[1]	$ 0.21	$ 0.18	$ 0.16
Numerator:
Net income attributable to CLPS for calculating diluted earnings per share		$ 2,434,463	$ 2,047,445	$ 1,826,112
Denominator:
Weighted average ordinary shares outstanding		11,517,123	11,290,000	11,290,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Warrants		119,244
Shares used in computing diluted earnings per share attributable to CLPS		11,636,367	11,290,000	11,290,000
Diluted earnings per share attributable to CLPS		$ 0.21	$ 0.18	$ 0.16

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.